INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The effective tax rate was 35.3 percent, (551.7) percent and (13.0) percent, (58.7) percent for the three and six months ended June 30, 2020 and 2019, respectively. The effective rate in the current three and six-month periods is primarily influenced by the mix of income between our U.S. and non-U.S. operations and the impact of the global intangible low-taxed income provisions of the Tax Cuts and Jobs Act of 2017 (the “Act”) which is offset by changes in valuation allowance for U.S. federal purposes and discrete tax adjustments primarily related to (1) a change in our indefinite reinvestment liability caused by movement in foreign currencies and legislative changes enacted during the periods, (2) changes in certain non-US valuation allowances, and (3) adjustments related to uncertain tax positions. The effective rates for the comparative three and six-month periods was primarily influenced by the mix of income between our U.S. and non-U.S. operations and the impact of the global intangible low-taxed income provisions of the “Act” which is offset by changes in valuation allowance for U.S. federal purposes.

The Company has provided for U.S. federal income taxes and foreign withholding taxes on all temporary differences attributed to basis differences in foreign subsidiaries that are not considered indefinitely reinvested. As of June 30, 2020, the Company has certain earnings of certain foreign affiliates that continue to be indefinitely reinvested, but determined the impact was not practicable.

On March 18, 2020, the Families First Coronavirus Response Act (FFCR Act), and on March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) were each enacted in response to the COVID-19 pandemic. The FFCR Act and the CARES Act contain numerous income tax provisions, such as relaxing limitations on the deductibility of interest and the use of net operating losses arising in taxable years beginning after December 31, 2017. While we continue to assess the impact of these provisions on our tax planning strategies, due to the significant interest and net operating loss carryforwards subject to valuation allowance, we do not expect the FFCR Act and CARES Act positions will have a material impact on the company’s annual effective tax rate or tax position.

(11) INCOME TAXES

The effective tax rate for continuing operations was (35.0)%, (18.4)%, and 4.8% for the years ended December 31, 2019, 2018, and 2017, respectively. The effective rate in the current period is primarily influenced by the mix of income between our U.S. and non-U.S. operations, changes in valuation allowance for U.S. federal purposes, the GILTI provisions of the Tax Cuts and Jobs Act (“the Act”), and additional reserves for uncertain tax positions. For the year ended December 31, 2018, income tax expense was primarily influenced by the impact of the GILTI provisions of the Act and the mix of income between our U.S. and non-U.S. operations which was offset by changes in valuation allowance for U.S. federal purposes. For the year ended December 31, 2017, income tax expense was primarily influenced by the recognition of a valuation allowance for U.S. federal and state purposes, the impact of the Act, recognition of the outside basis difference in stock of a subsidiary that was divested and withholding taxes on repatriation of earnings and other payments made between affiliates.

On December 22, 2017, the Act made significant changes to the Internal Revenue Code, effective for tax years beginning after December 31, 2017. The Act reduced the U.S. federal corporate income tax rate from 35% to 21%, required companies to pay a one-time transition tax on earnings for certain foreign subsidiaries and created new taxes on certain foreign sourced earnings.

During the quarter ended December 31, 2018, we completed the accounting for the tax effects of the Act. As a result, we recorded a tax benefit of $14.1 for the year ended December 31, 2018 to adjust provisional amounts recorded as of December 31, 2017 related to the tax effects of the Act which are included as a component of income tax expense from continuing operations. The estimate included a one-time transition tax on the mandatory deemed repatriation of foreign earnings, and which was adjusted by $15.9 from $28.0 to $12.1. This adjustment was based on a decrease in cumulative foreign earnings from $180.4 to $78.2. In addition, the provisional amount related to the remeasurement of certain deferred tax assets and liabilities resulted in additional expense of $1.4 while the change in valuation allowance resulted in additional expense of $0.4.

The global intangible low-taxed income ("GILTI") provisions of the Act require the Company to include in its U.S. income tax return foreign subsidiary earnings in excess of an allowable return on the foreign subsidiary’s tangible assets. The Company expected to be subject to the GILTI provisions, and has made the policy election to record any liability associated with GILTI in the period in which it is incurred. These rules resulted in $18.0 and $4.2 of additional income tax expense in 2019 and 2018 respectively.

The base-erosion and anti-abuse tax (“BEAT”) provisions of the Act impose an additional tax if certain base-erosion payments reduce the Company’s U.S. income tax liability. The Company was not subject to this tax for the years ended December 31, 2019 and December 31, 2018.

In addition to the GILTI and BEAT provisions, the Act includes a favorable provision that allows for a partial deduction for foreign-derived intangible income ("FDII"). The Company expects that it will benefit from the deduction in future periods but is not applicable to the years ended December 31, 2019 and December 31, 2018.

Earnings (loss) before income taxes from continuing operations consists of the following:

	December 31,	December 31,	December 31,
	2019	2018	2017
United States	$(201.1)	$(351.4)	$(427.9)
Non-U.S. (1)	96.8	80.4	20.8
Total loss before income taxes	$(104.3)	$(271.0)	$(407.1)
(1)	Certain of the Company’s Non-U.S. entities generate significant losses for which a valuation allowance is provided for and accordingly do not create a tax benefit.

The principal components of income tax expense (benefit) from continuing operations consists of the following:

	December 31,	December 31,	December 31,
	2019	2018	2017
Current:
Federal	$—	$—	$—
State and local	(1.4)	6.0	4.5
Non-U.S.	51.0	83.8	61.7
Deferred:
Federal	(0.4)	(8.4)	(46.3)
State and local	(1.8)	(2.7)	(7.0)
Non-U.S.	(10.9)	(28.8)	(32.6)
Income tax expense (benefit)	$36.5	$49.9	$(19.7)

Included in deferred Federal tax expense (benefit) for 2017 includes $(3.0) for adjustments to the Company’s deferred tax liabilities and assets for the enacted U.S. statutory tax rate changes. For income tax expense (benefit) associated with the sale of ASCO, refer to Note 4, Discontinued Operations.

Reconciliation of U.S. federal statutory taxes to the Company’s total income tax expense (benefit) from continuing operations consists of the following:

	December 31,	December 31,	December 31,
	2019	2018	2017
Taxes at U.S. statutory rate (21%) (1)	$(21.9)	$(56.9)	$(142.8)
State and local taxes, net of federal tax benefit	(4.0)	(6.0)	(12.7)
Non-U.S. rate differential	4.3	4.2	(0.6)
Non-U.S. tax holidays	(4.6)	(1.8)	2.1
Uncertain tax positions	16.0	21.5	3.5
Tax Cuts and Jobs Act of 2017	—	(14.1)	23.0
Global intangible low-tax income inclusion	13.8	4.2	—
Change in valuation allowances	17.0	104.7	93.4
Taxes on undistributed foreign earnings and withholding/ dividend taxes	8.5	(2.3)	16.0
U.S. implications of non-U.S. earnings	(1.8)	12.3	2.3
R&D deduction/ credit	(2.2)	(11.8)	(8.9)
Non-taxable settlement of contingent consideration	—	(3.2)	(6.3)
Other permanent differences	6.7	10.5	0.4
Impact of rate changes in non-U.S. jurisdictions	4.8	(1.3)	(13.2)
Outside basis difference on divestiture	—	(6.6)	19.1
Non-deductible transaction costs	—	—	(5.9)
Other (2)	(0.1)	(3.5)	10.9
Total income tax expense (benefit)	$36.5	$49.9	$(19.7)
(1)	The U.S. statutory rate was 35% for the period prior to January 1, 2018.
(2)	Represents several adjustments, none of which are significant for separate disclosure.

The Company has reached tax holiday agreements with certain non-U.S. tax jurisdictions, China being the most significant, and most of the holidays are scheduled to expire between 2019 and 2021. It is the Company’s intention to reapply for these holidays as they expire. We anticipate that we will continue to qualify for these holidays but will assess based on business conditions at the time of renewal.

As of December 31, 2019 and December 31, 2018 the Company has recognized a $45.1 and $46.5 deferred income tax liability for U.S. federal income taxes and foreign withholding taxes on outside basis differences for certain foreign subsidiaries. As of December 31, 2019 and 2018, the Company has provided for U.S. federal income taxes, foreign withholding and other taxes on outside basis differences in foreign subsidiaries with earnings that are not indefinitely reinvested. Certain earnings of certain foreign affiliates continue to be indefinitely reinvested, but determining the impact was not practicable.

The principal items that gave rise to deferred income tax assets and liabilities follow:

	December 31,	December 31,
	2019	2018
Deferred tax assets
Net operating losses and capital losses	$138.3	$168.2
Accrued liabilities	30.0	35.1
Employee compensation and benefits	13.7	16.8
Pensions	13.3	11.0
Business interest deduction limitation	98.9	57.3
Inventory	20.4	15.8
Litigation Reserve	—	14.9
Lease Liability	19.8	—
Bad Debts	6.3	—
Other	0.3	13.6
Total deferred tax assets, before valuation allowances	$341.0	$332.7
Valuation allowances	$(205.7)	$(208.0)
Deferred tax assets, net of valuation allowances	$135.3	$124.7
Deferred tax liabilities
Intangibles & Goodwill	(106.9)	(128.9)
Undistributed foreign earnings	(45.1)	(46.6)
Property, plant & equipment	(31.2)	(37.7)
Debt issuance costs	(46.1)	(56.4)
Lease Right of Use Asset	(18.8)	—
Other	(2.9)	(4.7)
Total deferred tax liabilities	$(251.0)	$(274.3)
Net deferred income tax liabilities	$(115.7)	$(149.6)

At December 31, 2019, the Company had federal net operating losses for all U.S. operations of $265.8, expiring at various times starting in 2036 with some losses having an unlimited carryforward period. At December 31, 2019, the gross amount of the Company’s state net operating losses was $538.1, expiring at various times between 2021 and 2039.

At December 31, 2019, the Company’s foreign net operating losses that are available to offset future taxable income were $254.7. These foreign loss carryforwards will expire at various times beginning in 2020 with some losses having an unlimited carryforward period.

At December 31, 2019, the Company’s foreign capital loss carryforwards were $57.1. These foreign capital loss carryforwards will expire in 2024.

A net decrease in the valuation allowance of $2.3 is due to certain deferred income taxes which are not more likely than not to be realized.

Pursuant to the terms of the Separation, Emerson agreed to indemnify the Company for all U.S. federal, state or local income taxes that are attributable to any period prior to the Separation. An indemnification receivable of $15.0 has been recorded in noncurrent other assets for the uncertain tax positions related to periods prior to the Separation. The impact on the Company’s tax expense for changes in uncertain tax positions for periods prior to the Separation (discussed below) will be offset by the Emerson indemnification, resulting in no net effect on the Company’s net income.

Following are changes in unrecognized tax benefits before considering recoverability of cross-jurisdictional tax credits (federal, state, and non-U.S.) and temporary differences. The amount of unrecognized tax benefits is not expected to significantly increase or decrease within the next 12 months.

	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$38.4	$22.0	$20.9
Additions for the current year tax positions	10.2	11.6	3.9
Additions for prior year tax positions	5.5	9.6	2.7
Reductions for prior year tax positions	(1.0)	(4.8)	(1.9)
Reductions for settlements with tax authorities	—	—	(3.4)
Reductions for expirations of statute of limitations	(0.5)	—	(0.2)
Ending balance	$52.6	$38.4	$22.0

The total amount of net unrecognized tax benefits that would affect income tax expense, if recognized in the Consolidated Financial Statements, is $40.4. In addition, an adjustment of $15.0 would result to other expense for reversal of the indemnification receivable. The Company accrues interest and penalties related to income taxes in income tax expense. As of December 31, 2019, 2018, and 2017, total accrued interest and penalties were $7.1,  $6.2 and $6.1, respectively.

The U.S. is the major jurisdiction for which the Company files income tax returns. Examinations by the U.S. Internal Revenue Service are complete through 2013. The status of state and non-U.S. tax examinations varies due to the numerous legal entities and jurisdictions in which the Company operates. Pursuant to the terms of the Separation, Emerson will indemnify the Company for any tax assessments for periods prior to the Separation.

Vertiv Holdings, LLC and its eligible subsidiaries, file a consolidated U.S. Federal income tax return. Therefore, the Company can utilize Vertiv Group Corporation, and the Vertiv Holding Companies’ tax attributes or vice versa. The Company accounts for Vertiv Holdings LLC and Vertiv Holdings Companies operations under the separate return method. As Vertiv Holdings, LLC, Vertiv Holding Companies and the Vertiv Group Corporation have incurred tax losses since inception, there has been no reduction of the deferred tax assets above related to net operating loss carryforwards.